Investments in Associates - Acquisition of subsidiaries - Schedule of non-controlling interest in acquiree through business combination (Details 2) - Radar group acquisition R$ in Thousands	Nov. 03, 2021 BRL (R$)
Disclosure of detailed information about business combination [line items]
Shareholders' equity attributable to non-controlling interests	R$ 2,115,554
Mansilla Participações Ltda.
Disclosure of detailed information about business combination [line items]
Interest	50.00%
Shareholders' equity attributable to non-controlling interests	R$ 2,115,554